Customers and Geographic Information (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	100.00%	100.00%
Israel
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	59.00%	57.00%
United States
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	31.00%	35.00%
ROW
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	10.00%	8.00%